Related Party Transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions

15 Related party transactions

(a) Key management personnel compensation

	30 June	30 June	30 June
	2026	2025	2024
	$	$	$
Short-term employee benefits	3,705,176	3,828,342	4,009,786
Post-employment benefits	124,588	119,513	126,649
Long-term benefits	-	46,367	125,865
Share-based payments	1,672,315	1,491,477	2,503,894
Total	5,502,079	5,485,699	6,766,194

Detailed remuneration disclosures are provided in the remuneration report on pages 55 to 64.

(b) Transactions with key management personnel

The following transactions occurred with key management personnel:

	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Other transactions
Forfeiture payments expense to key management personnel	-	46,367	125,865
Payments to director related entities	171,176	415,909	605,390
Total	171,176	462,276	731,255

(i) Forfeiture payments expense to key management personal

The group has entered agreements to pay employees for forfeiture of long-term incentives with their former employment. At 30 June 2026 the group has recognized nil as payable for the current year in cash. The expense is cumulative and vests dependent to the employees’ agreements with Radiopharm. At 30 June 2025, the group has recognized $46,367 as payable in cash and at 30 June 2024, the group recognized $490,335 as payable in cash.

(ii) Payments to director related entities

In the fiscal year of 2026, the Acclime Group invoiced Radiopharm for professional services such as financial reporting, capital management, company secretarial, accounting, bookkeeping, and payroll activities, amounting to $171,176 during the time that Mr. Hains, a Director of Acclime Australia, was a of Director of Radiopharm up to November 2025.

(c) Loans to/from related parties

During the financial year ended 30 June 2024, Radiopharm received interest free loans amounting to $2,200,000 from director related entities. The loans were all repaid prior to 30 June 2024. There were no loans in fiscal 2026 (2025: nil).